Commitments and Contingencies (Details) - USD ($) $ in Thousands		5 Months Ended	6 Months Ended
	May 09, 2023	Dec. 31, 2023	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Future Minimum Contractual Charter Revenue [Abstract]
Twelve month period ended June 30, 2024			$ 101,772
Twelve month period ended June 30, 2025			21,726
Twelve month period ended June 30, 2026			12,911
Total			136,409
Office Lease [Abstract]
Office rent expense			83	$ 83
Office Rental Obligations [Abstract]
Twelve month period ended June 30, 2024			130
Twelve month period ended June 30, 2025			130
Twelve month period ended June 30, 2026			130
Twelve month period ended June 30, 2027			130
Thereafter			98
Total			618
Less: imputed interest			(166)
Present value of lease liabilities			452
Operating lease liability			106		$ 108
Lease liabilities, non-current			$ 346		$ 391
Minimum [Member]
Commitments and Contingencies [Abstract]
Term of time charter agreements			10 months
Renewal term of time charter agreements			6 months
Maximum [Member]
Commitments and Contingencies [Abstract]
Term of time charter agreements			60 months
Renewal term of time charter agreements			26 months
Titanship [Member]
Bareboat Charter Agreement [Abstract]
Term of bareboat charter agreement			12 months
Titanship [Member] | Prepaid Expenses and Other Non-Current Assets [Member]
Bareboat Charter Agreement [Abstract]
Down payment advanced for vessel acquisition	$ 3,500
Titanship [Member] | Plan [Member]
Bareboat Charter Agreement [Abstract]
Payment on delivery of vessel		$ 3,500
Daily bareboat rate			9
Purchase price of vessel			$ 20,200